Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 481,442,020	$ 456,552,682
Non-current receivables	445,016,566	313,574,385
Trade receivables, Non-current	377,047,284	191,966,929
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	531,179,316	500,040,783
Non-current receivables	445,129,898	313,574,385
Trade receivables, Non-current	377,160,616	191,966,929
Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	481,442,020	456,552,682
Non-current receivables	377,047,284	191,966,929
Portfolio stratification [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	531,179,316	500,040,783
Trade receivables, Non-current	377,160,616	191,966,929
Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(49,737,296)	(43,488,101)
Trade receivables, Non-current	(113,332)
Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	372,182,534	390,598,244
Portfolio stratification [Member] | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	377,746,656	393,746,637
Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,564,122)	(3,148,393)
Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	36,093,197	32,102,797
Portfolio stratification [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	36,385,017	32,460,011
Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(291,820)	(357,214)
Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,407,509	7,445,293
Portfolio stratification [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,407,192	7,929,315
Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(999,683)	(484,022)
Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,447,770
Portfolio stratification [Member] | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,537,514
Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,089,744)
Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,838,764	2,320,709
Portfolio stratification [Member] | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,900,741	2,997,797
Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,061,977)	(677,088)
Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,861,478	1,908,418
Portfolio stratification [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,546,970	2,754,366
Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,685,492)	(845,948)
Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,813,146	2,233,138
Portfolio stratification [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,056,042	3,037,705
Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,242,896)	(804,567)
Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,477,091	1,253,184
Portfolio stratification [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,869,232	2,667,099
Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,392,141)	(1,413,915)
Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,314,469	1,396,602
Portfolio stratification [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,539,702	2,510,683
Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,225,233)	(1,114,081)
Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,520,169	2,512,403
Portfolio stratification [Member] | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,730,348	4,989,743
Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(9,210,179)	(2,477,340)
Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	34,485,893	10,668,714
Portfolio stratification [Member] | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	54,459,902	42,247,144
Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(19,974,009)	(31,578,430)
Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		4,113,180
Portfolio stratification [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		4,700,283
Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(587,103)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	240,392,216	212,522,597
Trade receivables, Non-current	164,089,704	86,403,772
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,791,334)	(2,914,767)
Trade receivables, Non-current	(113,332)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	234,943,733	203,719,208
Trade receivables, Non-current	164,089,704	86,403,772
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,448,483	8,803,389
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	174,990,109	142,968,302
Trade receivables, Non-current	164,089,704	86,403,772
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	65,402,107	69,554,295
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	207,362,673	199,019,252
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(123,260)	(10,907)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	204,354,697	193,125,348
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,007,976	5,893,904
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	174,934,439	142,968,302
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	32,428,234	56,050,950
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,592,321	2,888,824
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(989)	(260)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,521,848	2,763,610
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	70,473	125,214
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,592,321	2,888,824
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,880,972	224,770
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,163)	(200)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,876,016	43,392
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,956	181,378
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,880,972	224,770
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	373,611
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,002)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	368,006
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,605
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	373,611
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	457,537	404,757
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(56,036)	(103)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	135,284	290,439
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	322,253	114,318
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	55,670
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	401,867	404,757
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	494,444	116,371
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(633)	(93)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	485,164	13,672
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,280	102,699
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	494,444	116,371
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	356,603	787,421
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(722)	(258)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	199,958	574,794
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	156,645	212,627
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	356,603	787,421
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	377,744	187,920
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,160)	(154)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	243,828	78,802
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	133,916	109,118
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	377,744	187,920
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	533,493	592,987
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,946)	(98)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	270,705	487,520
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	262,788	105,467
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	533,493	592,987
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,925,441	1,354,217
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(406,781)	(577)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	853,335	846,079
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,072,106	508,138
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,925,441	1,354,217
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,037,377	6,240,193
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,192,642)	(2,901,975)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,634,892	4,944,351
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	402,485	1,295,842
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,037,377	6,240,193
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		705,885
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(142)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		551,201
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		154,684
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		705,885
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	290,787,100	287,518,186
Trade receivables, Non-current	213,070,912	105,563,157
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(45,945,962)	(40,573,334)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	178,636,908	205,431,015
Trade receivables, Non-current	209,112,768	103,267,572
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	82,697,440	59,976,399
Trade receivables, Non-current	807,561	7,086
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	29,452,752	22,110,772
Trade receivables, Non-current	3,150,583	2,288,499
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	126,861,713	141,740,569
Trade receivables, Non-current	206,186,925	100,458,746
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	163,925,387	145,777,617
Trade receivables, Non-current	6,883,986	5,104,411
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	170,383,983	194,727,385
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,440,862)	(3,137,486)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	102,010,816	144,845,823
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	63,058,780	44,406,790
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,314,387	5,474,772
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	126,861,713	141,740,569
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	43,522,270	52,986,816
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	18,792,696	29,571,187
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(290,831)	(356,954)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,395,375	21,084,861
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,720,252	6,202,698
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,677,069	2,283,628
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	18,792,696	29,571,187
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,526,220	7,704,545
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(998,520)	(483,822)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,325,182	5,054,606
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,907,638	1,154,539
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,293,400	1,495,400
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,526,220	7,704,545
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,163,903
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,088,742)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,551,187
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	817,788
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	794,928
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,163,903
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,443,204	2,593,040
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,005,941)	(676,985)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,889,157	1,672,041
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,875,941	95,168
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	678,106	825,831
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,443,204	2,593,040
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,052,526	2,637,995
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,684,859)	(845,855)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,248,311	1,384,133
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,031,268	271,785
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,772,947	982,077
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,052,526	2,637,995
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,699,439	2,250,284
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,242,174)	(804,309)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,049,459	1,257,238
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	358,060	448,510
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,291,920	544,536
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,699,439	2,250,284
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,491,488	2,479,179
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,387,981)	(1,413,761)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,189,259	922,539
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(17,541)	209,272
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,319,770	1,347,368
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,491,488	2,479,179
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,006,209	1,917,696
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,221,287)	(1,113,983)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,730,394	789,642
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(16,790)	206,091
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	292,605	921,963
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,006,209	1,917,696
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,804,907	3,635,526
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(8,803,398)	(2,476,763)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,211,749	2,097,222
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	469,117	775,558
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,124,041	762,746
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,804,907	3,635,526
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	45,422,525	36,006,951
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(16,781,367)	(28,676,455)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	31,036,019	24,433,032
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,492,927	5,784,217
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,893,579	5,789,702
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 45,422,525	36,006,951
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		3,994,398
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(586,961)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,889,878
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		421,771
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,682,749
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		$ 3,994,398